Document and Entity Information	May 31, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	The Form 8-K is hereby amended solely to report that, on July 11, 2024, the Board appointed Ms. McKenney to serve on the Board’s Compensation Committee and Nominating and Corporate Governance Committee, in each case effective immediately.
Document Period End Date	May 31, 2024
Entity Registrant Name	UNIFIRST CORP
Entity Central Index Key	0000717954
Entity Emerging Growth Company	false
Entity File Number	001-08504
Entity Incorporation, State or Country Code	MA
Entity Tax Identification Number	04-2103460
Entity Address, Address Line One	68 Jonspin Road
Entity Address, City or Town	Wilmington
Entity Address, State or Province	MA
Entity Address Postal Zip Code	01887
City Area Code	978
Local Phone Number	658-8888
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock, $0.10 par value per share
Trading symbol	UNF
Name of each exchange on which registered	NYSE